VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Preferred Stocks—1.8%
Brazil—1.4%
Metalurgica Gerdau S.A., 16.320%	153,355	$ 343
Randon S.A. Implementos e Participacoes, 5.030%	38,500	101
		444

Chile—0.4%
Embotelladora Andina S.A., 6.710%	58,377	145
Total Preferred Stocks (Identified Cost $594)		589

Common Stocks—89.6%
Australia—4.2%
CSR Ltd.	55,959	251
JB Hi-Fi Ltd.	5,334	193
Super Retail Group Ltd.	86,325	928
		1,372

Austria—2.9%
Raiffeisen Bank International AG	14,087	290
Wienerberger AG	20,131	672
		962

Bermuda—1.3%
BW LPG Ltd.	12,280	183
Kunlun Energy Co., Ltd.	284,000	256
		439

Brazil—1.5%
Cia de Saneamento de Minas Gerais Copasa MG	77,200	325
Mahle Metal Leve S.A.	22,100	161
		486

Canada—3.2%
Boardwalk Real Estate Investment Trust	4,104	221
Dream Industrial Real Estate Investment Trust	18,395	194
Finning International, Inc.	3,628	105
H&R Real Estate Investment Trust	16,322	122
Russel Metals, Inc.	11,997	407
		1,049

Denmark—1.2%
Pandora A/S	2,799	387
Finland—0.3%
Kojamo Oyj	8,877	117
France—2.5%
Ipsen S.A.	3,438	409
	Shares	Value

France—continued
Verallia S.A.	10,832	$ 417
		826

Germany—2.9%
Aurubis AG	941	77
HUGO BOSS AG	5,837	435
Scout24 SE	3,339	236
TeamViewer SE(1)	13,081	203
		951

Greece—1.9%
Motor Oil Hellas Corinth Refineries S.A.	10,854	285
Mytilineos S.A.	8,567	347
		632

Hungary—0.6%
Richter Gedeon Nyrt	7,533	190
Ireland—0.4%
Cimpress plc(1)	1,555	124
Israel—1.9%
Mizrahi Tefahot Bank Ltd.	15,998	619
Italy—5.0%
A2A SpA	232,407	477
Banca Mediolanum SpA	57,254	539
Saras SpA	354,060	632
		1,648

Japan—22.9%
77 Bank Ltd. (The)	8,600	212
Adastria Co., Ltd.	12,000	296
Citizen Watch Co., Ltd.	52,600	314
Cosmo Energy Holdings Co., Ltd.	2,900	117
Doutor Nichires Holdings Co., Ltd.	4,500	70
Ebara Corp.	4,600	272
H2O Retailing Corp.	43,000	466
Hanwa Co., Ltd.	14,900	528
INFRONEER Holdings, Inc.	54,992	547
Kaga Electronics Co., Ltd.	5,800	252
Kanematsu Corp.	11,300	165
Lawson, Inc.	13,400	692
Mazda Motor Corp.	31,200	337
Nakayama Steel Works Ltd.	20,500	119
Nippon Yusen KK	6,000	186
Onward Holdings Co., Ltd.	91,200	311
SCREEN Holdings Co., Ltd.	2,900	245
Senko Group Holdings Co., Ltd.	32,400	262
Seven Bank Ltd.	259,900	552
Sojitz Corp.	29,900	675
Takashimaya Co., Ltd.	12,000	164
Toyota Tsusho Corp.	11,500	678
United Arrows Ltd.	5,600	75
		7,535

	Shares	Value

Jersey—0.2%
WNS Holdings Ltd. ADR(1)	1,134	$ 72
Luxembourg—1.3%
B&M European Value Retail S.A.	59,156	422
Malaysia—0.3%
Bermaz Auto Bhd	172,700	89
Mauritius—0.5%
Golden Agri-Resources Ltd.	849,600	167
Mexico—1.4%
Arca Continental SAB de C.V.	41,900	458
Netherlands—2.8%
ABN AMRO Bank N.V. CVA GDR	24,066	361
Fugro N.V.(1)	6,069	116
Randstad N.V.	7,262	455
		932

Norway—0.3%
Wallenius Wilhelmsen ASA	10,229	90
Panama—0.3%
Banco Latinoamericano de Comercio Exterior S.A. Class E	3,773	93
Singapore—1.4%
First Resources Ltd.	86,500	94
Sembcorp Industries Ltd.	31,500	127
Yangzijiang Shipbuilding Holdings Ltd.	222,600	251
		472

South Africa—1.3%
AECI Ltd.	12,067	73
Nedbank Group Ltd.	10,078	119
Tiger Brands Ltd.	13,184	145
Truworths International Ltd.	19,523	79
		416

South Korea—4.7%
Doosan Bobcat, Inc.	10,053	393
Hankook Tire & Technology Co., Ltd.(1)	10,592	373
Hyundai Marine & Fire Insurance Co., Ltd.(1)	12,150	293
JB Financial Group Co., Ltd.	12,207	108
LG Uplus Corp.	31,810	253
LX International Corp.(1)	6,225	142
		1,562

Spain—2.6%
Bankinter S.A.	27,452	176
Cia de Distribucion Integral Logista Holdings S.A.	25,207	681
		857

Sweden—1.3%
Betsson AB Class B(1)	22,077	238
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Shares	Value

Sweden—continued
Modern Times Group MTG AB Class B(1)	10,993	$ 94
SSAB AB Class A	13,694	104
		436

Switzerland—0.4%
u-blox Holding AG(1)	1,134	135
Taiwan—6.7%
ChipMOS Technologies, Inc.	90,000	124
Gamania Digital Entertainment Co., Ltd.	52,000	126
Global Mixed Mode Technology, Inc.	32,000	275
Micro-Star International Co., Ltd.	65,000	432
Novatek Microelectronics Corp.	18,000	303
Simplo Technology Co., Ltd.	18,000	246
Sitronix Technology Corp.	28,000	254
Taichung Commercial Bank Co., Ltd.	616,374	319
Tung Ho Steel Enterprise Corp.	61,000	141
		2,220

Thailand—0.6%
PTT Exploration & Production PCL Foreign Shares	47,000	206
Turkey—0.4%
BIM Birlesik Magazalar AS	13,461	137
United Kingdom—8.1%
4imprint Group plc	10,049	585
Britvic plc	13,901	149
Bytes Technology Group plc	16,797	131
	Shares	Value

United Kingdom—continued
Centrica plc	148,711	$ 267
Dunelm Group plc	21,276	297
Games Workshop Group plc	3,309	416
Greggs plc	5,985	199
Marks & Spencer Group plc	71,148	247
OSB Group plc	24,450	145
SThree plc	15,249	81
WH Smith plc	8,946	152
		2,669

United States—2.3%
Vishay Intertechnology, Inc.	6,513	156
Warrior Met Coal, Inc.	10,145	619
		775

Total Common Stocks (Identified Cost $23,911)		29,545

Exchange-Traded Fund—3.7%
iShares MSCI India Small-Cap ETF(2)	17,522	1,223
Total Exchange-Traded Fund (Identified Cost $888)		1,223

Total Long-Term Investments—95.1% (Identified Cost $25,393)		31,357

TOTAL INVESTMENTS—95.1% (Identified Cost $25,393)		$31,357
Other assets and liabilities, net—4.9%		1,611
NET ASSETS—100.0%		$32,968
Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	24%
United Kingdom	9
Taiwan	7
United States	6
Italy	5
South Korea	5
Australia	4
Other	40
Total	100%
† % of total investments as of December 31, 2023.
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stocks	$589	$589
Common Stocks	29,545	29,545
Exchange-Traded Fund	1,223	1,223
Total Investments	$31,357	$31,357
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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